Stock Incentive and Employee Benefit Plans (Additional Information) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 10, 2022	Nov. 09, 2022	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance						16,939,436
Number of option outstanding to purchase common stock	16,939		16,939	18,968	20,746			17,114
Stock-based compensation expenses			$ 5,280	$ 5,822	$ 5,395
Employee benefit plan contributions by employer			$ 300	300	300
2017 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance	14,622,712	24,000,000	14,622,712
Stock options vesting description		Stock options granted under the Scilex Pharma 2017 Plan typically vest 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining options vest each month thereafter
2019 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance								30,000,000
Stock options vesting description			Plan. Stock options granted under the 2019 Stock Option Plan typically vest with respect to 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining shares on each monthly anniversary thereafter.
2022 Equity Incentive Plan Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of common stock reserved for future issuance, description			if any, as such shares become available from time to time, which the amount will be increased commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to the lesser of (i) 4% of the total number of shares of Common Stock outstanding on December 31 of the preceding year, (ii) 7,311,356 shares of Common Stock, and (iii) such number of shares of the Common Stock determined by the Board or the compensation committee of the Board prior to January 1 of a given year.
Percentage of total number of shares of common stock outstanding			4.00%
Common stock capital incremental shares reserved for future issuance each year	7,311,356		7,311,356
Number of option outstanding to purchase common stock	16,939,436		16,939,436
Total unrecognized compensation cost related to unvested stock option grants	$ 2,700		$ 2,700
Weighted average period over grant	1 year 4 months 24 days
Stock-based compensation expenses			$ 5,300	$ 5,800	$ 5,400
2022 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance							1,462,271
Shares of common stock reserved for future issuance, description			The number of shares of the Common Stock that will be reserved for issuance will automatically increase on January 1 of each year for a period of up to ten years, commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to the lesser of (i) 1% of the total number of shares of the Common Stock outstanding on December 31 of the immediately preceding calendar year; (ii) 1,827,839 shares of the Common Stock; and (iii) such number of shares of the Common Stock determined by the Board or the compensation committee of the Board prior to January 1 of a given year, provided however, that the Board may act prior to January 1 of a given calendar year to provide that there will be no increase for such calendar year or the increase for such year will be a lesser number of shares than the amount set forth in clauses (i) to (iii) above
Percentage of total number of shares of common stock outstanding			1.00%
Common stock capital incremental shares reserved for future issuance each year	1,827,839		1,827,839
Number of option outstanding to purchase common stock	0		0